Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 321	$ 749
Investment securities	604	2,922
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $3.6 billion in 2015 and $1.9 billion in 2014)	4,300	3,800
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.1 billion in 2014)	1,703	2,091
Real estate loans	538	639
Retail sales finance	23	48
Net finance receivables	6,564	6,578
Unearned insurance premium and claim reserves	(250)	(217)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $128 million in 2015 and $72 million in 2014)	(224)	(180)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	6,090	6,181
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	793	202
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $282 million in 2015 and $210 million in 2014)	295	218
Other assets	281	475
Total assets	12,188	10,998
Liabilities and Shareholder’s Equity
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)	9,582	8,356
Insurance claims and policyholder liabilities	230	229
Deferred and accrued taxes	128	177
Other liabilities	216	259
Total liabilities	10,156	9,021
Commitments and contingent liabilities (Note 20)
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,020 shares issued and outstanding at December 31, 2015 and 2014	5	5
Additional paid-in capital	789	771
Accumulated other comprehensive income (loss)	(24)	3
Retained earnings	1,341	1,327
Springleaf Finance Corporation shareholder’s equity	2,111	2,106
Non-controlling interests	(79)	(129)
Total shareholder’s equity	2,032	1,977
Total liabilities and shareholder’s equity	$ 12,188	$ 10,998